INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 468,450,655		$ 505,960,745
Acquisition costs of operating limited partnerships	29,435,629		34,246,077
Cumulative distributions from operating limited partnerships	(3,169,469)		(3,327,345)
Cumulative impairment loss in investments in operating limited partnerships	(226,099,776)		(232,429,918)
Cumulative losses from operating limited partnerships	(255,011,101)		(277,960,509)
Investments in operating limited partnerships per balance sheet	13,605,938		26,489,050
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(3,160,003)		(3,297,940)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,063,046)		(4,409,848)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,326,821		1,482,646
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(83,929,078)		(80,780,371)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,326,492		1,442,934
Cumulative impairment loss in investments in operating limited partnerships	226,099,776		232,429,918
Other	(2,557,875)		(2,651,838)
Equity per operating limited partnerships' combined financial statements	148,649,025	148,649,025	170,704,551	170,704,551
Series Twenty [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,699,980		6,882,024
Acquisition costs of operating limited partnerships	861,676		862,696
Cumulative distributions from operating limited partnerships	(33,517)		(33,517)
Cumulative impairment loss in investments in operating limited partnerships	(1,648,785)		(1,648,785)
Cumulative losses from operating limited partnerships	(5,879,354)		(6,062,418)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	86,256		86,256
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,747,749)		(2,885,315)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,898		7,898
Cumulative impairment loss in investments in operating limited partnerships	1,648,785		1,648,785
Other	(20,933)		(23,926)
Equity per operating limited partnerships' combined financial statements	(1,025,743)	(1,025,743)	(1,166,302)	(1,166,302)
Series Twenty One [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,762,893		4,113,424
Acquisition costs of operating limited partnerships	602,529		661,389
Cumulative distributions from operating limited partnerships	(22,441)		(22,441)
Cumulative impairment loss in investments in operating limited partnerships	(118,301)		(197,154)
Cumulative losses from operating limited partnerships	(4,224,680)		(4,555,218)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	219,339		236,024
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,799,954)		(2,808,604)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	118,301		197,154
Other	(164,829)		(162,615)
Equity per operating limited partnerships' combined financial statements	(2,627,143)	(2,627,143)	(2,538,041)	(2,538,041)
Series Twenty Two [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	4,561,122		9,924,845
Acquisition costs of operating limited partnerships	556,775		1,338,598
Cumulative distributions from operating limited partnerships	(2,987)		(72,218)
Cumulative impairment loss in investments in operating limited partnerships	(1,725,087)		(3,958,929)
Cumulative losses from operating limited partnerships	(3,389,823)		(7,232,296)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(481,359)		(481,359)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)		(249,133)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	25,824		90,435
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,729,559)		(4,966,027)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		4,764
Cumulative impairment loss in investments in operating limited partnerships	1,725,087		3,958,929
Other	(136,248)		(252,672)
Equity per operating limited partnerships' combined financial statements	(1,754,027)	(1,754,027)	(1,895,063)	(1,895,063)
Series Twenty Three [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	10,391,895		12,936,474
Acquisition costs of operating limited partnerships	1,552,411		1,923,419
Cumulative distributions from operating limited partnerships	0		(25,544)
Cumulative impairment loss in investments in operating limited partnerships	(6,344,121)		(7,715,907)
Cumulative losses from operating limited partnerships	(5,600,185)		(7,118,442)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(11,581)		(11,581)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,597)		(62,597)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	54,934		49,191
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,074,441)		(2,695,647)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	34,901		34,901
Cumulative impairment loss in investments in operating limited partnerships	6,344,121		7,715,907
Other	(112,529)		(69,448)
Equity per operating limited partnerships' combined financial statements	4,172,808	4,172,808	4,960,726	4,960,726
Series Twenty Four [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,663,058		9,867,638
Acquisition costs of operating limited partnerships	867,087		1,362,093
Cumulative distributions from operating limited partnerships	(34,932)		(94,006)
Cumulative impairment loss in investments in operating limited partnerships	(2,395,773)		(3,630,235)
Cumulative losses from operating limited partnerships	(5,099,440)		(7,505,490)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(30,158)		(30,158)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(91,548)		(267,328)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	37,933		81,405
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,181,496)		(3,600,661)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,202		61,209
Cumulative impairment loss in investments in operating limited partnerships	2,395,773		3,630,235
Other	138,307		98,321
Equity per operating limited partnerships' combined financial statements	(707,987)	(707,987)	(26,977)	(26,977)
Series Twenty Five [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,949,669		8,003,919
Acquisition costs of operating limited partnerships	530,964		1,152,325
Cumulative distributions from operating limited partnerships	(69,547)		(144,838)
Cumulative impairment loss in investments in operating limited partnerships	(3,403,453)		(5,280,243)
Cumulative losses from operating limited partnerships	(1,007,633)		(3,731,163)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		(51,732)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(66,355)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239		50,739
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(476,326)		(604,305)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		21,215
Cumulative impairment loss in investments in operating limited partnerships	3,403,453		5,280,243
Other	(55,777)		(120,856)
Equity per operating limited partnerships' combined financial statements	2,902,589	2,902,589	4,508,949	4,508,949
Series Twenty Six [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	15,248,303		23,641,935
Acquisition costs of operating limited partnerships	2,125,402		3,329,810
Cumulative distributions from operating limited partnerships	(69,380)		(166,720)
Cumulative impairment loss in investments in operating limited partnerships	(5,322,693)		(11,211,839)
Cumulative losses from operating limited partnerships	(11,981,632)		(15,593,186)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(70,440)		(70,670)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(59,837)		(73,143)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	114,788		120,610
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,192,769)		(6,132,941)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	187,072		187,072
Cumulative impairment loss in investments in operating limited partnerships	5,322,693		11,211,839
Other	(95,517)		(420,929)
Equity per operating limited partnerships' combined financial statements	(794,010)	(794,010)	4,821,838	4,821,838
Series Twenty Seven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,173,497		14,004,581
Acquisition costs of operating limited partnerships	1,913,345		2,051,185
Cumulative distributions from operating limited partnerships	(52,749)		(60,579)
Cumulative impairment loss in investments in operating limited partnerships	(6,453,941)		(6,900,647)
Cumulative losses from operating limited partnerships	(8,580,152)		(9,094,540)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(286,388)		(286,388)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(369,748)		(369,748)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	266,164		266,164
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,149,024)		(2,165,786)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		41,321
Cumulative impairment loss in investments in operating limited partnerships	6,453,941		6,900,647
Other	(217,897)		(134,230)
Equity per operating limited partnerships' combined financial statements	3,697,048	3,697,048	4,251,980	4,251,980
Series Twenty Eight [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,336,641		26,819,918
Acquisition costs of operating limited partnerships	3,716,071		3,934,751
Cumulative distributions from operating limited partnerships	(553,380)		(570,203)
Cumulative impairment loss in investments in operating limited partnerships	(16,711,233)		(16,993,020)
Cumulative losses from operating limited partnerships	(11,788,099)		(13,191,446)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(233,630)		(289,605)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)		(665,053)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	99,756		111,234
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,317,018)		(2,807,444)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284		116,284
Cumulative impairment loss in investments in operating limited partnerships	16,711,233		16,993,020
Other	(436,019)		(292,910)
Equity per operating limited partnerships' combined financial statements	12,275,553	12,275,553	13,165,526	13,165,526
Series Twenty Nine [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	28,419,361		28,419,361
Acquisition costs of operating limited partnerships	4,100,111		4,100,111
Cumulative distributions from operating limited partnerships	(26,816)		(26,816)
Cumulative impairment loss in investments in operating limited partnerships	(10,932,738)		(10,929,833)
Cumulative losses from operating limited partnerships	(21,559,918)		(21,562,823)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(158,645)		(158,645)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(596,128)		(596,128)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	265,241		265,241
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,193,417)		(5,819,395)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,039		7,039
Cumulative impairment loss in investments in operating limited partnerships	10,932,738		10,929,833
Other	(104,030)		(94,881)
Equity per operating limited partnerships' combined financial statements	3,152,798	3,152,798	4,533,064	4,533,064
Series Thirty [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,904,236		14,875,401
Acquisition costs of operating limited partnerships	1,439,788		1,579,476
Cumulative distributions from operating limited partnerships	(53,204)		(53,204)
Cumulative impairment loss in investments in operating limited partnerships	(6,609,159)		(6,597,720)
Cumulative losses from operating limited partnerships	(8,681,661)		(9,803,953)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(135,225)		(135,225)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(235,701)		(235,701)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,714,894)		(4,313,907)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,712		7,712
Cumulative impairment loss in investments in operating limited partnerships	6,609,159		6,597,720
Other	5,620		3,707
Equity per operating limited partnerships' combined financial statements	3,536,671	3,536,671	1,924,306	1,924,306
Series Thirty One [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,644,054		29,153,095
Acquisition costs of operating limited partnerships	3,688,096		4,199,795
Cumulative distributions from operating limited partnerships	(66,005)		(66,005)
Cumulative impairment loss in investments in operating limited partnerships	(14,021,758)		(15,609,298)
Cumulative losses from operating limited partnerships	(15,244,387)		(17,677,587)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(67,462)		(67,462)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)		(77,600)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347		125,347
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,706,614)		(5,956,178)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,562		43,473
Cumulative impairment loss in investments in operating limited partnerships	14,021,758		15,609,298
Other	(341,543)		(322,661)
Equity per operating limited partnerships' combined financial statements	5,984,448	5,984,448	9,354,217	9,354,217
Series Thirty Two [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	29,567,115		29,700,384
Acquisition costs of operating limited partnerships	3,834,299		3,834,299
Cumulative distributions from operating limited partnerships	(101,211)		(101,211)
Cumulative impairment loss in investments in operating limited partnerships	(14,759,194)		(14,759,194)
Cumulative losses from operating limited partnerships	(18,541,009)		(18,674,278)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(292,046)		(292,046)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,284,335)		(1,284,335)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,680,810)		(4,297,514)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	38,357		38,357
Cumulative impairment loss in investments in operating limited partnerships	14,759,194		14,759,194
Other	348,700		370,500
Equity per operating limited partnerships' combined financial statements	7,889,060	7,889,060	9,294,156	9,294,156
Series Thirty Three [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	14,744,596		14,744,596
Acquisition costs of operating limited partnerships	1,349,820		1,349,820
Cumulative distributions from operating limited partnerships	(30,285)		(30,285)
Cumulative impairment loss in investments in operating limited partnerships	(9,101,023)		(9,065,379)
Cumulative losses from operating limited partnerships	(6,963,108)		(6,998,752)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(179,468)		(179,468)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(167,193)		(167,193)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,093,741)		(1,478,719)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	9,684		9,684
Cumulative impairment loss in investments in operating limited partnerships	9,101,023		9,065,379
Other	(39,291)		(20,139)
Equity per operating limited partnerships' combined financial statements	6,631,014	6,631,014	7,229,544	7,229,544
Series Thirty Four [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	23,771,378		25,641,952
Acquisition costs of operating limited partnerships	2,297,255		2,566,310
Cumulative distributions from operating limited partnerships	(26,077)		(26,077)
Cumulative impairment loss in investments in operating limited partnerships	(11,601,216)		(11,558,475)
Cumulative losses from operating limited partnerships	(14,441,340)		(16,623,710)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(38,698)		(38,698)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)		(295,534)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,593,961)		(7,533,477)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464		6,464
Cumulative impairment loss in investments in operating limited partnerships	11,601,216		11,558,475
Other	(257,710)		(197,594)
Equity per operating limited partnerships' combined financial statements	6,421,777	6,421,777	3,499,636	3,499,636
Series Thirty Five [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	20,689,083		23,763,922
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(30,252)		(30,262)
Cumulative impairment loss in investments in operating limited partnerships	(11,273,719)		(12,350,565)
Cumulative losses from operating limited partnerships	(9,385,112)		(11,383,095)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,825,313)		(2,177,825)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,017		78,017
Cumulative impairment loss in investments in operating limited partnerships	11,273,719		12,350,565
Other	19,992		(23,145)
Equity per operating limited partnerships' combined financial statements	8,546,415	8,546,415	10,227,612	10,227,612
Series Thirty Six [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,848,639		15,262,574
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(116,200)		(116,200)
Cumulative impairment loss in investments in operating limited partnerships	(7,216,579)		(7,658,323)
Cumulative losses from operating limited partnerships	(6,515,860)		(7,488,051)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(14,791)		(14,791)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,170,643)		(3,663,065)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,370		1,370
Cumulative impairment loss in investments in operating limited partnerships	7,216,579		7,658,323
Other	(76,402)		(49,225)
Equity per operating limited partnerships' combined financial statements	5,956,113	5,956,113	3,932,612	3,932,612
Series Thirty Seven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	18,424,489		18,424,489
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(202,524)		(202,524)
Cumulative impairment loss in investments in operating limited partnerships	(8,855,671)		(8,613,319)
Cumulative losses from operating limited partnerships	(9,366,294)		(9,608,646)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(155,365)		(155,365)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,018,176)		(3,463,441)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810		303,810
Cumulative impairment loss in investments in operating limited partnerships	8,855,671		8,613,319
Other	(8,607)		21,909
Equity per operating limited partnerships' combined financial statements	3,977,333	3,977,333	5,320,232	5,320,232
Series Thirty Eight [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	18,852,167		18,852,167
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(531,129)		(525,869)
Cumulative impairment loss in investments in operating limited partnerships	(10,498,790)		(10,442,358)
Cumulative losses from operating limited partnerships	(7,822,248)		(7,853,907)
Investments in operating limited partnerships per balance sheet	0		30,033
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,181,015)		(2,734,822)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	59,461		59,461
Cumulative impairment loss in investments in operating limited partnerships	10,498,790		10,442,358
Other	(266,828)		(185,915)
Equity per operating limited partnerships' combined financial statements	7,110,408	7,110,408	7,611,115	7,611,115
Series Thirty Nine [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	16,699,847		16,699,847
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(224,758)		(217,157)
Cumulative impairment loss in investments in operating limited partnerships	(7,420,197)		(7,386,007)
Cumulative losses from operating limited partnerships	(9,054,892)		(8,968,731)
Investments in operating limited partnerships per balance sheet	0		127,952
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,282,894)		(2,674,914)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	279,219		279,219
Cumulative impairment loss in investments in operating limited partnerships	7,420,197		7,386,007
Other	(71,431)		(64,084)
Equity per operating limited partnerships' combined financial statements	4,345,091	4,345,091	5,054,180	5,054,180
Series Forty [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,336,992		19,336,992
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(53,094)		(50,444)
Cumulative impairment loss in investments in operating limited partnerships	(10,596,325)		(10,436,808)
Cumulative losses from operating limited partnerships	(8,687,573)		(8,542,420)
Investments in operating limited partnerships per balance sheet	0		307,320
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(25,172)		(25,172)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(639,318)		(219,933)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811		78,811
Cumulative impairment loss in investments in operating limited partnerships	10,596,325		10,436,808
Other	(159,009)		(153,941)
Equity per operating limited partnerships' combined financial statements	9,851,637	9,851,637	10,423,893	10,423,893
Series Forty One [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	17,340,487		17,340,487
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(58,012)		(53,111)
Cumulative impairment loss in investments in operating limited partnerships	(6,968,657)		(6,398,746)
Cumulative losses from operating limited partnerships	(10,313,818)		(9,996,032)
Investments in operating limited partnerships per balance sheet	0		892,598
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(33,807)		(33,807)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,480,788)		(1,415,040)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,049		1,049
Cumulative impairment loss in investments in operating limited partnerships	6,968,657		6,398,746
Other	(221,822)		(227,795)
Equity per operating limited partnerships' combined financial statements	5,233,289	5,233,289	5,615,751	5,615,751
Series Forty Two [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,690,646		19,777,849
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(109,245)		(62,791)
Cumulative impairment loss in investments in operating limited partnerships	(10,059,798)		(8,918,705)
Cumulative losses from operating limited partnerships	(9,411,685)		(9,120,125)
Investments in operating limited partnerships per balance sheet	109,918		1,676,228
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(409,845)		(439,845)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,497,482)		(1,218,759)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	20,012		20,012
Cumulative impairment loss in investments in operating limited partnerships	10,059,798		8,918,705
Other	(65,078)		(82,231)
Equity per operating limited partnerships' combined financial statements	8,217,323	8,217,323	8,874,110	8,874,110
Series Forty Three [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	26,617,048		26,617,048
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(289,277)		(241,623)
Cumulative impairment loss in investments in operating limited partnerships	(11,853,725)		(9,563,330)
Cumulative losses from operating limited partnerships	(13,006,138)		(12,790,153)
Investments in operating limited partnerships per balance sheet	1,467,908		4,021,942
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(143,165)		(143,165)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,834,207)		(2,039,866)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	11,853,725		9,563,330
Other	(149,571)		(56,511)
Equity per operating limited partnerships' combined financial statements	11,194,690	11,194,690	11,345,730	11,345,730
Series Forty Four [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,381,437		19,383,213
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(49,763)		(37,726)
Cumulative impairment loss in investments in operating limited partnerships	(8,041,733)		(7,156,290)
Cumulative losses from operating limited partnerships	(10,210,723)		(9,823,329)
Investments in operating limited partnerships per balance sheet	1,079,218		2,365,868
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(255,844)		(255,844)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,568,883)		(2,851,078)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	2,230		454
Cumulative impairment loss in investments in operating limited partnerships	8,041,733		7,156,290
Other	(27,388)		(129,676)
Equity per operating limited partnerships' combined financial statements	2,271,066	2,271,066	6,286,014	6,286,014
Series Forty Five [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	29,408,956		29,449,544
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(263,099)		(212,482)
Cumulative impairment loss in investments in operating limited partnerships	(12,456,025)		(9,980,277)
Cumulative losses from operating limited partnerships	(11,736,285)		(11,027,978)
Investments in operating limited partnerships per balance sheet	4,953,547		8,228,807
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(129,725)		(129,725)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(778,586)		(255,708)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	28,744		28,744
Cumulative impairment loss in investments in operating limited partnerships	12,456,025		9,980,277
Other	(21,194)		(40,079)
Equity per operating limited partnerships' combined financial statements	16,508,811	16,508,811	17,812,316	17,812,316
Series Forty Six [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	22,323,066		22,323,066
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(99,585)		(83,492)
Cumulative impairment loss in investments in operating limited partnerships	(9,710,082)		(7,468,532)
Cumulative losses from operating limited partnerships	(6,518,052)		(5,932,740)
Investments in operating limited partnerships per balance sheet	5,995,347		8,838,302
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012 which have not been included in the partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(7,189)		(7,189)
The Fund has recorded acquisition costs at March 31, 2013 & 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594		4,594
Cumulative impairment loss in investments in operating limited partnerships	9,710,082		7,468,532
Other	(20,841)		(20,812)
Equity per operating limited partnerships' combined financial statements	$ 15,681,993	$ 15,681,993	$ 16,283,427	$ 16,283,427